Document and Entity Information	Aug. 13, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001997350
Document Type	8-K
Document Period End Date	Aug. 13, 2026
Entity Registrant Name	Accelerant Holdings
Entity Incorporation State Country Code	E9
Entity File Number	001-42765
Entity Tax Identification Number	98-1753044
Entity Address, Address Line One	c/o Accelerant Re (Cayman) Ltd.
Entity Address, Address Line Two	Unit 106, Windward 3, Regatta Office Park,
Entity Address, Address Line Three	West Bay Road
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1108
Entity Address, Country	KY
Country Region	1
City Area Code	345
Local Phone Number	743-4611
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common shares, $0.0000011951862 par value per share
Trading Symbol	ARX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true